Change in standards, interpretations and accounting policies	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Change in standards, interpretations and accounting policies
4.	Change in standards, interpretations and accounting policies
a)	Adoption of new accounting standards

The accounting policies used in these annual consolidated financial statements are consistent with those applied by the Company in its December 31, 2019 and 2018 audited annual consolidated financial statements except for the amendments to certain accounting standards which are relevant to the Company and were adopted by the Company as of January 1, 2019 and January 1, 2020 as described below.

IFRS 16, Leases or IFRS 16

IFRS 16 replaces IAS 17, Leases, or IAS 17. IFRS 16 provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is less than 12 months, or the underlying asset has a low value. IFRS 16 substantially carries forward the lessor accounting in IAS 17 with the distinction between operating leases and finance leases being retained.

Effective January 1, 2019, the Company adopted IFRS 16 using the modified retrospective approach and accordingly the information presented for 2018 has not been restated. The cumulative effect of initially applying the standard is recognized at the date of initial application. The current and long-term portions of operating and finance lease inducements and obligations presented in the statement of financial position at December 31, 2018, reflect the accounting treatment under IAS 17 and related interpretations.

The Company elected to use the transitional practical expedient allowing the standard to be applied only to contracts that were previously identified as leases under IAS 17 and IFRIC 4, Determining whether an arrangement contains a lease at the date of initial application. The Company applied the definition of a lease under IFRS 16 to contracts entered into or changed on or after January 1, 2019.

The Company also elected to record right-of-use assets for leases previously classified as operating leases under IAS 17 based on the corresponding lease liability, adjusted for prepaids or liabilities existing at the date of the transition that relate to the lease. When measuring lease liabilities, the Company discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted average discount rate applied to the total lease liabilities recognized on transition was 18.54%. For leases that were previously classified as finance leases under IAS 17, the carrying amount of the right-of-use asset and the lease liability at the date of adoption was established as the carrying amount of the lease asset classified in capital assets and the finance lease obligation at December 31, 2018. These assets and liabilities are grouped under right-of-use assets and lease liabilities as of January 1, 2019 and IFRS 16 applies to these leases as of that date.

In addition, the Company elected to apply the practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application as short-term leases for which it is not required to recognize a right-of-use asset and a corresponding lease liability. The Company also elected to not apply IFRS 16 when the underlying asset in a lease is of low value.

The Company has elected, for the class of assets related to the lease of building space, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

The table below shows which line items of the consolidated financial statements were affected by the adoption of IFRS 16 and the impact. There was no net impact on the deficit.

		Adjustments
	As reported as at	for the transition	Balance as at
	December 31, 2018	to IFRS 16	January 1, 2019
Assets
Prepaids	$1,452	$(84)	$1,368
Capital assets (note 10)	41,113	(1,043)	40,070
Right-of-use assets (note 11)	—	39,149	39,149
Liabilities
Accounts payable and accrued liabilities (note 13)	$31,855	$(2,499)	$29,356
Current portion of lease liabilities (note 14)	—	8,575	8,575
Long-term portion of lease liabilities (note 14)	—	34,126	34,126
Long-term portion of operating and finance lease inducements and obligations	1,850	(1,850)	—
Other long-term liabilities (note 17)	5,695	(330)	5,365

Prior to adopting IFRS 16, the total minimum operating lease commitments as at December 31, 2018 were $74,977. The decrease between the total of the minimum lease payments set out in Note 31 of the audited annual consolidated financial statements for the year ended December 31, 2018 and the total lease liabilities recognized on adoption of $42,701 was principally due to the effect of discounting on the minimum lease payments. The amount also decreased slightly due to the fact that certain costs that are contractually committed under lease contracts, but which do not qualify to be accounted for as a lease liability, such as variable lease payments not tied to an index or rate, were previously included in the lease commitment table whereas they are not included in the calculation of the lease liabilities. These impacts were partially offset by the inclusion of lease payments beyond minimum commitments relating to reasonably certain renewal periods that had not yet been exercised as at December 31, 2018 which effect is to increase the liability. Right-of-use assets at transition have been measured at an amount equal to the corresponding lease liabilities, adjusted for any prepaid or accrued rent relating to that lease.

The consolidated statement of operations for the year ended December 31, 2019 and onwards were impacted by the adoption of IFRS 16 as the recording of depreciation of the right-of-use assets continues to be recorded in the same financial statement line items as it was previously while the implicit financing component of leasing agreements is now recorded under finance costs. The impact is not simply in the form of a reclassification but also in terms of measurement, which are very much affected by the discount rates used and whether the Company has included renewal periods when calculating the lease liability.

The consolidated cash flow statement for the year ended December 31, 2019 and onwards were also impacted since the cash flows attributable to the lease component of the lease agreements are now shown as payments of principal and interest on lease liabilities which are now part of cash flows from financing activities.

IFRIC 23, Uncertainty over income tax treatments or IFRIC 23

IFRIC 23 clarifies how the recognition and measurement requirements of IAS 12 – Income Taxes are applied where there is uncertainty over income tax treatments. The Interpretation is effective for annual periods beginning on or after January 1, 2019 and was adopted by the Company on that date. The Company assessed the impact of this Interpretation and concluded that it had no impact on the amounts recorded in its consolidated statements of financial position on the date of adoption.

Amendments to IFRS 3, Business Combinations or IFRS 3

The amendments to IFRS 3 clarifies the definition of a business and includes an optional concentration test to determine whether an acquired set of activities and assets is a business. These amendments were adopted on January 1, 2020 and are applied prospectively to acquisitions made on or after this date.

b)	New Standards and interpretations not yet adopted

The IFRS accounting standards, amendments, and interpretations that the Company reasonably expects may have a material impact on the disclosures, the financial position or results of operations of the Company when applied at a future date are as follows:

Amendment to IFRS 16, Leases or IFRS 16 for COVID-19-Related Rent Concessions - IFRS 16 has been revised to incorporate an amendment issued by the IASB in May 2020. The amendment permits lessees not to assess whether particular COVID-19-related rent concessions are lease modifications and, instead, account for those rent concessions as if they were not lease modifications. In addition, the amendment to IFRS 16 provides specific disclosure requirements regarding COVID-19-related rent concessions. The amendment is effective for annual reporting periods beginning on or after June 1, 2020 and earlier application is permitted. Presently, the Company has not benefited from COVID-19 related rent concessions.

Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets or IAS 37 - IAS 37 has been revised to specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The cumulative effect of initially applying the amendment, if any, will be recorded as an adjustment to the opening retained earnings and comparative periods will not be restated. Earlier application is permitted.

Amendment to IFRS 9 Financial Instruments or IFRS 9 - IFRS 9 has been revised to clarify the fees an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and is to be applied to financial liabilities that are modified after the date of adoption. Earlier application is permitted.

Amendments to IAS 1, Presentation of Financial Statements or IAS 1 - IAS 1 has been revised to clarify how to classify debt and other liabilities as current or non-current. The amendments help to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments also include clarifying the classification requirements for debt an entity might settle by converting it into equity. The amendments are applicable retrospectively and is effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.

At the present time, the Company does not expect the amendments to IFRS 16, IAS 37, IFRS 9 and IAS 1 will have a significant effect on its financial statements when these amendments are adopted by the Company. This assessment may change as we approach the various dates of adoption as additional amendments may be issued and new transactions occur.